Organization And Principal Activities	12 Months Ended
Dec. 31, 2011
Organization And Principal Activities [Abstract]
Organization And Principal Activities
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Vimicro International Corporation (the "Company") was incorporated under the laws of the Cayman Islands on February 24, 2004 as an exempted company with limited liability. It holds 100% of the equity interest of Vimicro Corporation ("Vimicro China") which was established on October 14, 1999 in the People's Republic of China (the "PRC") as a limited liability company with an approved operating period through May 2034. The Company also holds 100% of the equity interest of Vimicro Technology Corporation ("Vimicro Shenzhen") and Vimicro High-Tech Corporation ("Vimicro Shanghai"). Vimicro Shenzhen was incorporated in Shenzhen, PRC in November 2006 to facilitate domestic sales and perform research and development with an approved operating period of twenty years. Vimicro Shanghai was established in Shanghai, PRC in September 2007 with an approved operating period of thirty years.

Vimicro China has three directly wholly owned subsidiaries, Viewtel Corporation ("Viewtel"), Vimicro Electronics International Limited ("Vimicro Hong Kong"), Vimicro Electronic Technology Corporation ("Vimicro Beijing"), two majority owned consolidated subsidiaries, Visiondigi Technology Corporation ("Visiondigi"), Vimicro Electronics Corporation ("Vimicro Tianjin") and a variable interest entity ("VIE") of Vimicro Sky-Vision Technology Corporation ("Vimicro Sky-Vision").

Viewtel was incorporated in California, United States of America in June 1999 to perform in-house research and development. Vimicro Hong Kong was established in Hong Kong in May 2002 to facilitate international sales. Vimicro Beijing was incorporated in Beijing, PRC in April 2007, with a subsidiary of Jiangsu Vimicro Electronics Limited ("Vimicro Jiangsu") established in Nanjing, PRC in December 2007.

On July 27, 2009, Vimicro China formed Visiondigi in Shanghai with three individuals. Vimicro China and the three individuals ("Individual shareholders of Visiondigi") contributed cash and intangible assets for 61.5% and 38.5% equity interest in Visiondigi, respectively. Visiondigi specializes in network video surveillance products and solutions. In January 2010, Ningbo Sunny Opotech Corporation Limited ("Ningbo Sunny") invested RMB 20 million ($2.9 million) in Visiondigi. Vimicro China increased its shareholding for a consideration of RMB 9.85 million ($1.4 million). In April 2011, as per the previous agreement between shareholders, the shareholding percentage of the individual Shareholders of Visiondigi as a group was reduced by 7%, which was proportionately transferred 7% equity interests to Vimicro China and Ningbo Sunny according to their cash amounts invested in March 2010. Concurrently, Vimicro China, Ningbo Sunny and the individual shareholders of Visiondigi increased their cash contribution with a total amount of RMB10 million ($1.5 million) in proportion to each shareholding percentage, of which Vimicro China contributed RMB5.3 million ($0.8 million). As a result, Vimicro China, Ningbo Sunny and the three individuals as a group held 53.26%, 30.85% and 15.89% of the equity interests in Visiondigi, as of December 31, 2011, respectively.

On December 29, 2008, Vimicro China formed Vimicro Tianjin with the State-owned Asset Management Corporation of Tianjin Economic-Technological Development Area ("Tianjin SAMC"), and Beijing Zhongxing Tianshi Investment Center, or Vimicro Management Foundation ("VMF") which is a venture capital fund managed by certain members of the Company's management. Vimicro China and Tianjin SAMC each contributed capital of RMB250 million (equivalent to $36.6 million) in cash to Vimicro Tianjin as initial registered capital and each holds approximately 49.99% ownership interest in Vimicro Tianjin. VMF holds a nominal ownership interest. Pursuant to the related agreements, Vimicro China obtained the voting rights and economic interests associated with VMF's current share ownership in Vimicro Tianjin, which provides Vimicro China control over Vimicro Tianjin. Accordingly, the Company consolidated Vimicro Tianjin. Vimicro Tianjin focuses on the design, manufacture and sale of digital video surveillance products.

Pursuant to the agreement among Vimicro Tianjin's shareholders, VMF has the option to purchase all of Tianjin SAMC's ownership interest in Vimicro Tianjin for RMB250 million plus bank rate interest. The option can be exercised at any time after one year of the establishment of Vimicro Tianjin. The Board of Directors of the Company approved this agreement on June 30, 2009.

The Board of Directors also approved the agreement between Vimicro China and VMF on June 30, 2009, pursuant to which Vimicro China has an exclusive right to acquire the beneficial ownership up to the 250,000,000 shares held by VMF for the same consideration paid by VMF. If Vimicro China acquires the beneficial ownership, Vimicro China shall be entitled to the voting rights and the economic interests of the shares with VMF continuing to hold the title of these shares. Vimicro China through the beneficiary ownership, receives all of economic benefits from the option. Should Vimicro China exercise the beneficiary ownership right, it has been agreed that 15% of Vimicro Tianjin's ownership interest will be reserved for an equity award scheme whereby the Company may make grants of equity awards at its discretion.

On September 16, 2009, Vimicro Tianjin acquired the video surveillance system ("ViSS") business from Alcatel-Lucent Shanghai Bell Co., Ltd. ("ASB"). The ViSS provides a leading security and surveillance solution over telecommunication networks.

PRC laws and regulations prohibit or restrict foreign ownership of value-added telecommunications services. To comply with these foreign ownership restrictions, the Company operates its value-added telecommunications services in the PRC through its VIE, the PRC legal entity that was established by the CEO and President of the Company or individuals authorized by the Company. The paid-in capital of the VIE was funded by the Company through a loan extended to the authorized individuals. The Company has entered into certain exclusive agreements with the VIE through Vimicro China which obligates Vimicro China to absorb a majority of the risk of loss from the VIE activities and entitles Vimicro China to receive a majority of residual returns. In addition, the Company has entered into certain agreements with the authorized individuals through Vimicro China, including loan agreements for the paid-in capital of the VIE, option agreements to acquire the equity interests in the VIE when permitted by the PRC laws, and share pledge agreements for the equity interests in the VIE held by the authorized individuals.

Based on these contractual arrangements, the Company consolidates the VIE in accordance with SEC Regulation S-X 3A-02, Accounting Standards Codification ("ASC") 810, Consolidation ("ASC 810"), because the Company holds all the variable interests of the VIE through Vimicro China, which is the primary beneficiary of the VIE. Despite the lack of majority ownership, there exists a parent–subsidiary relationship between the Company and VIE through the aforementioned agreements, whereby the equity holders of VIE effectively assigned all of their voting rights underlying their equity interest in the VIE to Vimicro China. In addition, through the other aforementioned agreements, the Company demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the profits and all of the expected losses of VIE. The carrying amounts of the total current assets and shareholder's equity of the VIE were $1,470 and $1,464, respectively.

In December 2010, the Company's Board of Directors approved the Company to dispose of 95% of the equity interest in Wuxi Vimicro Corporation ("Vimicro Wuxi"), which was formed by Vimicro China, to Beijing Zhongxing Tianshi Consulting Company ("VMF Consulting Company"), a related party owned by certain executives of the Company. As of December 31, 2010, the Company owns 5% of Vimicro Wuxi. The purpose of the disposal is to focus the Company's resources on the surveillance and security business by divesting certain non-core business lines. Vimicro Wuxi, the disposed of entity, contained the analog integrated circuit, MP4, advanced multimedia and blue tooth businesses (the "Non-core IC Businesses"). Accordingly, the results of operations of Vimicro Wuxi have been shown as "Discontinued Operations" in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2009 and 2010.

In December 2011, the Company disposed of the mobile business to a newly established entity, Qingdao Vimicro Corporation ("Vimicro Qingdao"), a related party, which was 18% directly owned by Vimicro China, 19% owned by Vimicro Wuxi, 14% owned by VMF Consulting Company and 49% owned by two former key employees of mobile phone multimedia processor business ("mobile business"). Following the disposal, the mobile business will be regarded as a cost method equity investment by our company and will no longer be consolidated. The disposal transaction was completed in December 2011. Accordingly, the results of operations of mobile business have been shown as "Discontinued Operations" in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2009, 2010 and 2011.

There have been no significant operations in Vimicro Shenzhen, Vimicro Shanghai, Vimicro Beijing, Vimicro Jiangsu and Vimicro Sky-Vision since their incorporation.

The Company and its controlled entities, including subsidiaries and variable interest entity are hereinafter collectively referred to as the "Group".

The Group designs, develops and markets semiconductor products with multimedia applications, including personal computer ("PC") camera multimedia processors and security processors. The Group also provides video surveillance and security products solutions and services. In addition, it is also involved in the packaging, testing and reselling of third party image sensors according to the Company's specifications. Product manufacturing, certain product packaging and testing are outsourced to third party vendors.